Summary of Significant Accounting Policies (Details Narrative) - shares	6 Months Ended		12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jul. 31, 2015	Jul. 31, 2014
Summary Of Significant Accounting Policies Details Narrative
Common stock equivalents outstanding	88,173,869	115,225,525	116,000,000	116,000,000